Guarantor Subsidiaries (Cash Flow Statement) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash Flows from Operating Activities:
Net Income (Loss)	$ (119,773,000)	$ (86,350,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	42,292,000	18,698,000
Impairment of oil and gas properties	47,116,000	28,793,000
Deferred tax expense (benefit)	(15,849,000)	23,052,000
Unrealized (gains) losses on derivatives	2,178,000	(11,098,000)
Amortization of non-cash compensation	3,605,000	2,733,000
Amortization of loan costs and discount	10,536,000	9,151,000
Non-cash interest expense	7,077,000	9,306,000
Gains (Losses) on Extinguishment of Debt	21,661,000	402,000
Other	9,692,000	1,839,000
Changes in operating assets and liabilities:
(Increase) decrease in receivables	5,553,000	1,616,000
(Increase) decrease in other current assets	(14,550,000)	(7,944,000)
Increase (decrease) in liabilities	1,806,000	(18,817,000)
Net Cash Provided by (Used in) Operating Activities	1,344,000	(28,619,000)
Cash Flows From Investing Activities:
Capital expenditures	(175,597,000)	(113,137,000)
Acquisitions, net of cash acquired	(228,437,000)	(22,898,000)
Issuance Of Note Receivable To Affiliates	0
(Increase) Decrease in restricted cash	(179,000)	31,726,000
Net Cash Provided by (Used in) Investing Activities	(404,213,000)	(104,309,000)
Cash Flows From Financing Activities:
Repayments of borrowings	(247,065,000)	(97,638,000)
Borrowings under debt agreements, net of debt discount	595,000,000	210,000,000
Proceeds from issuance of common Stock	60,805,000	118,444,000
Dividends paid	(833,000)	(1,400,000)
Payments for early extinguishment of debt	(7,248,000)	0
Financing costs paid	(28,109,000)	(11,226,000)
Other financing	5,000	511,000
Net Cash Provided by (Used in) Financing Activities	372,555,000	218,691,000
Net Increase (Decrease) in Cash and Cash Equivalents	(30,314,000)	85,763,000
Cash and Cash Equivalents, Beginning of Period	106,036,000	99,267,000
Cash and Cash Equivalents, End of Period	75,722,000	185,030,000
[ParentCompanyMember]
Cash Flows from Operating Activities:
Net Income (Loss)	(34,590,000)	(12,441,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	0	0
Impairment of oil and gas properties	0	0
Deferred tax expense (benefit)	0	0
Unrealized (gains) losses on derivatives	(922,000)	2,722,000
Amortization of non-cash compensation	0	455,000
Amortization of loan costs and discount	4,940,000	349,000
Non-cash interest expense	445,000	695,000
Gains (Losses) on Extinguishment of Debt	0	402,000
Other	237,000	237,000
Changes in operating assets and liabilities:
(Increase) decrease in receivables	0	0
(Increase) decrease in other current assets	6,273,000	45,000
Increase (decrease) in liabilities	(489,442,000)	(142,856,000)
Net Cash Provided by (Used in) Operating Activities	(513,059,000)	(150,392,000)
Cash Flows From Investing Activities:
Capital expenditures	0	0
Acquisitions, net of cash acquired	0	0
Issuance Of Note Receivable To Affiliates	0
(Increase) Decrease in restricted cash	0	0
Net Cash Provided by (Used in) Investing Activities	0	0
Cash Flows From Financing Activities:
Repayments of borrowings	(5,000,000)	(96,250,000)
Borrowings under debt agreements, net of debt discount	480,000,000	135,000,000
Proceeds from issuance of common Stock	60,805,000	118,444,000
Dividends paid	(833,000)	(1,400,000)
Payments for early extinguishment of debt	0	0
Financing costs paid	(21,918,000)	(5,913,000)
Other financing	5,000	511,000
Net Cash Provided by (Used in) Financing Activities	513,059,000	150,392,000
Net Increase (Decrease) in Cash and Cash Equivalents	0	0
Cash and Cash Equivalents, Beginning of Period	0	0
Cash and Cash Equivalents, End of Period	0	0
[GuarantorSubsidiariesMember]
Cash Flows from Operating Activities:
Net Income (Loss)	(40,685,000)	(43,529,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	7,414,000	7,646,000
Impairment of oil and gas properties	47,116,000	28,793,000
Deferred tax expense (benefit)	0	0
Unrealized (gains) losses on derivatives	0	0
Amortization of non-cash compensation	0	0
Amortization of loan costs and discount	0	0
Non-cash interest expense	0	0
Gains (Losses) on Extinguishment of Debt	0	0
Other	43,000	0
Changes in operating assets and liabilities:
(Increase) decrease in receivables	1,585,000	(1,973,000)
(Increase) decrease in other current assets	(15,218,000)	(3,141,000)
Increase (decrease) in liabilities	542,306,000	75,482,000
Net Cash Provided by (Used in) Operating Activities	542,561,000	63,278,000
Cash Flows From Investing Activities:
Capital expenditures	(36,969,000)	(46,808,000)
Acquisitions, net of cash acquired	(2,036,000)	(2,830,000)
Issuance Of Note Receivable To Affiliates	(500,000,000)
(Increase) Decrease in restricted cash	(51,000)	0
Net Cash Provided by (Used in) Investing Activities	(539,056,000)	(49,638,000)
Cash Flows From Financing Activities:
Repayments of borrowings	0	0
Borrowings under debt agreements, net of debt discount	0	0
Proceeds from issuance of common Stock	0	0
Dividends paid	0	0
Payments for early extinguishment of debt	0	0
Financing costs paid	0	0
Other financing	0	0
Net Cash Provided by (Used in) Financing Activities	0	0
Net Increase (Decrease) in Cash and Cash Equivalents	3,505,000	13,640,000
Cash and Cash Equivalents, Beginning of Period	2,951,000	709,000
Cash and Cash Equivalents, End of Period	6,456,000	14,349,000
[NonGuarantorSubsidiariesMember]
Cash Flows from Operating Activities:
Net Income (Loss)	(44,498,000)	(30,380,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	34,878,000	11,052,000
Impairment of oil and gas properties	0	0
Deferred tax expense (benefit)	(15,849,000)	23,052,000
Unrealized (gains) losses on derivatives	3,100,000	(13,820,000)
Amortization of non-cash compensation	0	0
Amortization of loan costs and discount	5,596,000	8,802,000
Non-cash interest expense	6,632,000	8,611,000
Gains (Losses) on Extinguishment of Debt	21,661,000	0
Other	9,412,000	1,602,000
Changes in operating assets and liabilities:
(Increase) decrease in receivables	3,968,000	3,589,000
(Increase) decrease in other current assets	(5,605,000)	(4,848,000)
Increase (decrease) in liabilities	(47,453,000)	50,835,000
Net Cash Provided by (Used in) Operating Activities	(28,158,000)	58,495,000
Cash Flows From Investing Activities:
Capital expenditures	(138,628,000)	(66,329,000)
Acquisitions, net of cash acquired	(226,401,000)	(20,068,000)
Issuance Of Note Receivable To Affiliates	0
(Increase) Decrease in restricted cash	(128,000)	31,726,000
Net Cash Provided by (Used in) Investing Activities	(365,157,000)	(54,671,000)
Cash Flows From Financing Activities:
Repayments of borrowings	(242,065,000)	(1,388,000)
Borrowings under debt agreements, net of debt discount	615,000,000	75,000,000
Proceeds from issuance of common Stock	0	0
Dividends paid	0	0
Payments for early extinguishment of debt	(7,248,000)	0
Financing costs paid	(6,191,000)	(5,313,000)
Other financing	0	0
Net Cash Provided by (Used in) Financing Activities	359,496,000	68,299,000
Net Increase (Decrease) in Cash and Cash Equivalents	(33,819,000)	72,123,000
Cash and Cash Equivalents, Beginning of Period	103,085,000	98,558,000
Cash and Cash Equivalents, End of Period	69,266,000	170,681,000
[ConsolidationEliminationsMember]
Cash Flows from Operating Activities:
Net Income (Loss)	0	0
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	0	0
Impairment of oil and gas properties	0	0
Deferred tax expense (benefit)	0	0
Unrealized (gains) losses on derivatives	0	0
Amortization of non-cash compensation	3,605,000	2,278,000
Amortization of loan costs and discount	0	0
Non-cash interest expense	0	0
Gains (Losses) on Extinguishment of Debt	0	0
Other	0	0
Changes in operating assets and liabilities:
(Increase) decrease in receivables	0	0
(Increase) decrease in other current assets	0	0
Increase (decrease) in liabilities	(3,605,000)	(2,278,000)
Net Cash Provided by (Used in) Operating Activities	0	0
Cash Flows From Investing Activities:
Capital expenditures	0	0
Acquisitions, net of cash acquired	0	0
Issuance Of Note Receivable To Affiliates	500,000,000
(Increase) Decrease in restricted cash	0	0
Net Cash Provided by (Used in) Investing Activities	500,000,000	0
Cash Flows From Financing Activities:
Repayments of borrowings	0	0
Borrowings under debt agreements, net of debt discount	(500,000,000)	0
Proceeds from issuance of common Stock	0	0
Dividends paid	0	0
Payments for early extinguishment of debt	0	0
Financing costs paid	0	0
Other financing	0	0
Net Cash Provided by (Used in) Financing Activities	(500,000,000)	0
Net Increase (Decrease) in Cash and Cash Equivalents	0	0
Cash and Cash Equivalents, Beginning of Period	0	0
Cash and Cash Equivalents, End of Period	$ 0	$ 0